Convertible Notes and Warrant Liabilities (Tables)	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Roll Forward of Derivative Net Liabilties
Roll-forward of Derivative Net Liabilities
Derivative balance at issuance (November 4, 2010)	$1,633,510
Change due to fair market value	(1,505,257)
Balance at April 30, 2011	128,253
Change due to fair market value	(6,110)
Balance at September 10, 2011	122,143

Warrant valuation model, assumptions
	Inception		April 30, 2011		September 10, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%	424.85%	424.85%
Term (years)	5	5	5	5	5	5
Risk-free rate	1.04%	1.04%	1..04%	1.04%	1..04%	1.04%
Dividends	-	-	-	-	-	-